                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ];  Amendment Number:
   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hawkins Capital, L.P.
Address:     717 Texas Ave., Suite 3001
             Houston, Texas  77002

Form 13F File Number:  028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Russell Hawkins
Title:       Manager
Phone:       713-238-2050

Signature, Place, and Date of Signing:


       /s/ Russell Hawkins          Houston, Texas          May 7, 2009
           [Signature]              [City, State]             [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  -0-

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total:  $492,066 (thousands)


List of Other Included Managers:

None
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                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
HEINEKEN HOLDING NV            COM              b0cch46        303    12500 SH       SOLE                    12500
HEINEKEN NV                    COM              7792559       2131    75000 SH       SOLE                    75000
NIPPONKOA INSURAN              COM              6643380       2149   375000 SH       SOLE                   375000
ALLEGHANY CORP DEL COM         COM              017175100     2898    10700 SH       SOLE                    10700
AUTOMATIC DATA PROC            COM              053015103    22854   650000 SH       SOLE                   650000
CINCINNATI FINL CORP COM       COM              172062101    14865   650000 SH       SOLE                   650000
COCA COLA CMN                  COM              191216100    54937  1250000 SH       SOLE                  1250000
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    44750  1000000 SH       SOLE                  1000000
EASTMAN CHEM CO                COM              277432100     6743   251600 SH       SOLE                   251600
EXPEDIA INCCMN                 COM              30212p105     7264   800000 SH       SOLE                   800000
FRANKLIN RES INC COM           COM              354613101     4735    87900 SH       SOLE                    87900
HUNTSMAN CORP COM              COM              447011107     6260  2000000 SH       SOLE                  2000000
INTUITIVE SURGICAL INC         COM              46120e602     6675    70000 SH       SOLE                    70000
JOHNSON & JOHNSON              COM              478160104    28930   550000 SH       SOLE                   550000
LEUCADIA NATL CORP COM         COM              527288104     4467   300000 SH       SOLE                   300000
MEADWESTVACO CORP              COM              583334107    11990  1000000 SH       SOLE                  1000000
MEDTRONIC INC                  COM              585055106    19155   650000 SH       SOLE                   650000
MONSANTO CO NEW DEL  COM       COM              61166w101    20775   250000 SH       SOLE                   250000
NORTH AMERN ENERGY PAR COM     COM              656844107     1525   500000 SH       SOLE                   500000
NOVO-NORDISK A S ADR           COM              670100205      475     9900 SH       SOLE                     9900
OAKTREE CAP GROUP LLC UNIT CL  COM                           29250  2250000 SH       SOLE                  2250000
PHILIP MORRIS INTL INC COM     COM              718172109    53370  1500000 SH       SOLE                  1500000
ROYAL DUTCH SHELL PLC SPON ADR COM              780259107    67595  1550000 SH       SOLE                  1550000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206     4430   100000 SH       SOLE                   100000
SOUTHWEST AIRLINES CO          COM              844741108     7221  1140760 SH       SOLE                  1140760
STATE STREET CORP              COM              857477103    30780  1000000 SH       SOLE                  1000000
UNITED PARCEL SERVICE CL B     COM              911312106    12403   252000 SH       SOLE                   252000
UNITEDHEALTH GROUP INCCMN      COM              91324p102    16744   800000 SH       SOLE                   800000
ZIONS BANCORP                  COM              989701107     6389   650000 SH       SOLE                   650000